Consolidated Statements of Operations (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of sales	[1]	€ 15,409.3	€ 13,770.9	€ 13,422.4
Related party
Cost of sales		€ 3,503.1	€ 2,793.2	€ 2,854.5

[1]	Cost of sales includes amounts with related parties of €3,503.1 million, €2,793.2 million and €2,854.5 million in 2025, 2024 and 2023, respectively.